Equity - Schedule of Issuances and Repurchases of Shares (Detail)		12 Months Ended
	May 29, 2020 shares	Dec. 31, 2020 shares	Dec. 31, 2020 share shares	Dec. 31, 2019 shares	Aug. 12, 2020 shares	Apr. 02, 2019 shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		277,366,836		277,179,999
Issuance (in shares)				35,655
Vested awards (in shares)		210,378		151,182
Conversions (in shares)		0		0
Ending balance (in shares)		309,261,842		277,366,836
Number of shares authorized (in shares)		630,000,000	630,000,000
Number of shares accelerated (in shares)		302,243		159,751
Number of shares repurchased and cancelled (in shares)		7,595
Number of shares issued (in shares)		31,481,250
Equity instruments or interests issued or issuable	203,378	203,378
Repurchase Program
Reconciliation of number of shares outstanding [abstract]
Treasury shares delivered (in shares)		2,735	2,735
RSU | Attributable to owners of the parent
Reconciliation of number of shares outstanding [abstract]
Number of shares accelerated (in shares)		302,243
Vitta Group
Reconciliation of number of shares outstanding [abstract]
Percentage of equity interest	100.00%	100.00%	100.00%
Class A (former Ordinary non-voting) | Class A common stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		178,688,584		125,697,438
Issuance (in shares)				35,655
Vested awards (in shares)		210,378	210,378	151,182
Conversions (in shares)		46,895,550		52,804,309
Ending balance (in shares)		257,479,140		178,688,584
Number of shares issued (in shares)		31,481,250
Equity instruments or interests issued or issuable		203,378
Class B (former Ordinary voting) | Class B common stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		98,678,252		151,482,561
Issuance (in shares)				0
Vested awards (in shares)		0		0
Conversions (in shares)		(46,895,550)		(52,804,309)
Ending balance (in shares)		51,782,702		98,678,252
Number of shares issued (in shares)		0
Equity instruments or interests issued or issuable		0
Class A common stock
Reconciliation of number of shares outstanding [abstract]
Number of shares authorized (in shares)					31,481,250	19,500,000